Commitments (Tables)	12 Months Ended
Feb. 29, 2016
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2017	$510,121
2018	515,941
2019	521,761
2020	534,877
2021	366,297
and thereafter	251,064

Total future minimum payments	$2,700,061

Long-term Purchase Obligations [Table Text Block]
2017	$153,924
2018	15,267
2019	19,957
2020	19,635
2021	9,818
and thereafter	-

Total future minimum payments	$218,601